Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
OPERATING ACTIVITIES
Loss before tax	$ (21,868,930)	$ (13,330,739)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	4,224,484	4,573,726
Amortization of intangible assets	134,587	98,200
Loss on disposal of assets	15,424	162,186
Stock-based compensation, net of forfeitures	2,483,065	581,670
Interest expense, net	3,632,813	1,880,523
Foreign exchange (gain)/ loss, net	(119,661)	1,247,340
Other non-cash	726,552	369,653
Changes in operating assets and liabilities:
Account receivable	(108,791)	(177,483)
Inventory	230,891	(308,011)
Other assets and prepayments	570,457	(1,395,292)
Accounts payable	(740,962)	(15,292)
Deferred revenue	66,732	(17,209)
Other liabilities	269,140	235,449
A. Net cash used in operating activities	(10,484,199)	(6,095,279)
INVESTING ACTIVITIES
Purchases of vehicles		(3,431,059)
Purchases of other property and equipment	(90,012)	(496,510)
Proceeds from disposal of property, plant and equipment		5,381
Purchases of intangible assets	(641,625)	(71,770)
B. Net cash used in investing activities	(731,637)	(3,993,958)
FINANCING ACTIVITIES
Proceeds from issuance of pre-funded convertible notes		7,500,000
Proceeds from issuance of convertible notes	7,500,000
Repayment of convertible notes	(930,000)
Repayment of term loans	(2,639,000)	(3,333,000)
Interest paid	(3,083,796)	(604,842)
Payments on warrants	(89,970)
C. Net cash generated from financing activities	757,234	3,562,158
D. Decrease in cash and cash equivalents (A+B+C)	(10,458,602)	(6,527,079)
E. Cash and cash equivalents at beginning of the period	19,424,059	10,497,570
Cash and cash equivalents at ending of the period (D+E)	$ 8,965,457	$ 3,970,491